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                                  ROPES & GRAY
                             ONE INTERNATIONAL PLACE
                        BOSTON, MASSACHUSETTS 02110-2624
                                 (617) 951-7000



                                                     May 22, 2002

BY EDGAR
--------
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  GMO Trust (formerly GMO Core Trust)
          (The "Trust") File Nos. 2-98772 and 811-4347
          --------------------------------------------

Ladies and Gentlemen:

     On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and Rule 497(j) thereunder, we hereby represent that the form of Prospectus and Statement of Additional Information for the Class IV Shares of the GMO Foreign Small Companies Fund, one of thirty-nine series of the Trust, that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from those contained in Post-Effective Amendment No. 67 to the Trust's Registration Statement under the Securities Act and Post-Effective Amendment No. 80 to the Trust's Registration Statement under the Investment Company Act of 1940 ("Post-Effective Amendment No. 67/80"), as filed electronically with the Commission on May 17, 2002. Post-Effective Amendment No. 67/80 became effective on May 17, 2002.

     Please direct any questions to the undersigned at (617) 951-7073. Thank you.

                                            Very truly yours,

                                            /s/ AMY B. SNYDER

                                            Amy B. Snyder



cc:  Gregory Pottle, Esq., Grantham, Mayo, Van Otterloo & Co. LLC
     Thomas R. Hiller, Esq.
     Elizabeth J. Reza, Esq.